Segment and Geographic Information - Summary of Property and Equipment, Net by Geographic Location (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Mar. 31, 2017
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 49,756	$ 32,009
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	26,308	14,904
United Kingdom [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	12,942	9,007
Australia [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	4,327	3,867
South Africa [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	5,441	3,815
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 738	$ 416